Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,842	$ 3,835
Acquisitions	15
Additions	440	495
Amortization	(478)	(470)
Impairment	(241)	(15)
Foreign exchange	31	(16)
Disposals	(1)	(2)
Transfers	0	0
Property, plant and equipment at end of period	3,593	3,842
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(468)	(462)
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(10)	(8)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,641
Property, plant and equipment at end of period	7,747	7,641
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,798)
Property, plant and equipment at end of period	(4,154)	(3,798)
Manufacturing plant, equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,259	3,319
Acquisitions	12
Additions	166	73
Amortization	(469)	(462)
Impairment	(227)	(15)
Foreign exchange	26	(11)
Disposals	0	(2)
Transfers	413	343
Property, plant and equipment at end of period	3,168	3,259
Manufacturing plant, equipment and machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,939
Property, plant and equipment at end of period	7,204	6,939
Manufacturing plant, equipment and machinery | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,680)
Property, plant and equipment at end of period	(4,036)	(3,680)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	445	376
Acquisitions	2
Additions	264	411
Amortization	0	0
Impairment	(13)	0
Foreign exchange	1	0
Disposals	0	0
Transfers	(414)	(343)
Property, plant and equipment at end of period	282	445
Construction- in-progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	445
Property, plant and equipment at end of period	282	445
Construction- in-progress | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Roads and bridges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	49	46
Acquisitions	0
Additions	10	11
Amortization	(8)	(7)
Impairment	0	0
Foreign exchange	0	0
Disposals	0	0
Transfers	1	0
Property, plant and equipment at end of period	52	49
Roads and bridges | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	165
Property, plant and equipment at end of period	163	165
Roads and bridges | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(116)
Property, plant and equipment at end of period	(112)	(116)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	89	94
Acquisitions	0
Additions	0	0
Amortization	(2)	(1)
Impairment	0	0
Foreign exchange	4	(5)
Disposals	(1)	0
Transfers	0	0
Property, plant and equipment at end of period	91	89
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	91
Property, plant and equipment at end of period	98	91
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2)
Property, plant and equipment at end of period	$ (6)	$ (2)